Property, plant and equipment Disclosure NBV of Right of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 49.0	€ 72.4
Additions to right-of-use assets	17.9
Acquisitions through business combinations,	0.3
Land and buildings [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	38.5	62.8
Property, plant and equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	10.3	9.2
Computer equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 0.2	€ 0.4